SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 02, 2023
Beginning Balance	$ 13,000	$ 22,500
Additions	31,220	229,813
Recognized as revenue	(43,285)	(239,313)
Ending Balance	935	13,000
Non-current convertible notes, net		5,268,399
Additional paid in capital	480,942,526	452,139,027
Accumulated deficit	(482,478,436)	(447,537,493)
Net Loss	(17,069,896)	(19,754,705)
Net Loss attributable to common shareholders	$ (35,050,574)	$ (17,069,896)
Earnings Per Share (Basic)	$ (34.19)	$ (132.00)
Earnings Per Share (Diluted)	$ (34.19)	$ (132.00)
Accounting Standards Update 2020-06 [Member]
Non-current convertible notes, net			$ 8,954,642
Additional paid in capital			448,339,779
Accumulated deficit			(447,427,862)
Net Loss	$ (17,069,896)
Net Loss attributable to common shareholders	$ (35,050,574)
Earnings Per Share (Basic)	$ (34.19)
Earnings Per Share (Diluted)	$ (34.19)
Accounting Standards Update 2020-06 [Member] | Pre Accounting Standard Update 202006 [Member]
Net Loss	$ (25,739,479)
Net Loss attributable to common shareholders	$ (43,720,157)
Earnings Per Share (Basic)	$ (42.65)
Earnings Per Share (Diluted)	$ (42.65)
Accounting Standards Update 2020-06 [Member] | Scenario, Adjustment [Member]
Net Loss	$ 8,669,583
Net Loss attributable to common shareholders	$ 8,669,583
Earnings Per Share (Basic)	$ (8.46)
Earnings Per Share (Diluted)	$ (8.46)
Previously Reported [Member]
Non-current convertible notes, net		$ 5,268,399
Additional paid in capital		452,135,653
Accumulated deficit		$ (447,537,493)
Revision of Prior Period, Adjustment [Member] | Accounting Standards Update 2020-06 [Member]
Non-current convertible notes, net			3,686,243
Additional paid in capital			(3,795,874)
Accumulated deficit			$ 109,631